Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of assets and liabilities

All amounts in Canadian dollars	US dollar	Mexican peso
Cash and cash equivalents	$5,773,615	$76,626
Accounts receivable and prepaid expenses	32,593	264
Total assets	$5,806,208	$76,890

Trade and other payables	$-	$7,623
Total liabilities	$-	$7,623

Net assets	$5,806,208	$69,267

Schedule of assets and liabilities at fair value

	Level 1	Level 2	Level 3	Total
December 31, 2025	$	$	$	$
Gold loan payable	-	-	-	-

	Level 1	Level 2	Level 3	Total
December 31, 2024	$	$	$	$
Gold loan payable	8,128,263	-	-	8,128,263